LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts, Notes, Loans and Financing Receivable Disclosure [Text Block]
4. LOANS
The Bank makes commercial, consumer, and mortgage loans primarily to customers in Monroe County, Michigan, southern and western Wayne County, Michigan, and surrounding areas. Although the Bank has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent on the automotive, manufacturing, and real estate development economic sectors.
Loans consist of the following (000s omitted):

	September 30, 2013	December 31, 2012
Residential real estate loans	$231,544	$240,332
Commercial and Construction real estate loans	283,832	301,433
Agriculture and agricultural real estate loans	15,322	12,004
Commercial and industrial loans	65,253	58,194
Loans to individuals for household, family, and other personal expenditures	14,977	15,286
Total loans, gross	$610,928	$627,249
Less: Allowance for loan losses	16,766	17,299
	$594,162	$609,950
Loans are placed in a nonaccrual status when, in the opinion of Management, the collection of additional interest is doubtful. All loan relationships over $250,000 that are classified by Management as nonperforming as well as selected performing accounts and all renegotiated loans are reviewed for impairment each quarter. Allowances for loans determined to be impaired are included in the allowance for loan losses. All cash received on nonaccrual loans is applied to the principal balance. Nonperforming assets consist of nonaccrual loans, loans 90 days or more past due, restructured loans, nonaccrual investment securities, and other real estate owned. Other real estate owned includes real estate that has been acquired in full or partial satisfaction of loan obligations or upon foreclosure and real estate that the bank has purchased but no longer intends to use for bank premises.
The following table summarizes nonperforming assets (000’s omitted):

	September 30, 2013	December 31, 2012
Nonaccrual loans	$28,010	$31,343
Loans 90 days past due and accruing	4	1
Restructured loans	29,926	38,460
Total nonperforming loans	$57,940	$69,804
Other real estate owned	10,801	14,262
Other assets	39	32
Nonperforming investment securities	3,320	3,045
Total nonperforming assets	$72,100	$87,143
Nonperforming assets to total assets	6.02%	6.87%
Allowance for loan losses to nonperforming loans	28.94%	24.78%

(4) Loans

Loan balances outstanding as of December 31 consist of the following (000s omitted):

	2012	2011
Residential real estate loans	$240,332	$255,555
Commercial and Construction real estate loans	301,433	330,498
Agriculture and agricultural real estate loans	12,004	15,931
Commercial and industrial loans	58,194	63,762
Loans to individuals for household, family, and other personal expenditures	15,286	13,729
Total loans, gross	$627,249	$679,475
Less: Allowance for loan losses	17,299	20,865
	$609,950	$658,610
Included in Loans are loans to certain officers, directors, and companies in which such officers and directors have 10 percent or more beneficial ownership in the aggregate amount of $6,455,000 and $9,519,000 at December 31, 2012 and 2011, respectively. In 2012, new loans and other additions amounted to $22,643,000, and repayments and other reductions amounted to $25,707,000. In 2011, new loans and other additions amounted to $24,966,000, and repayments and other reductions amounted to $32,316,000. In Management’s judgment, these loans were made on substantially the same terms and conditions as those made to other borrowers, and do not represent more than the normal risk of collectibility or present other unfavorable features.
Loans carried at $80,567,000 and $92,517,000 at December 31, 2012 and 2011, respectively, were pledged to secure Federal Home Loan Bank advances.